Interim Statements of Changes in Stockholders Equity (Deficit) (USD $)	Common Shares [Member]	Additional Paid-In Capital [Member]	Deficit [Member]	Total
Beginning Balance at Mar. 29, 2010
Common shares issued for cash at $0.0006 per share	$ 8,500	$ (3,500)		$ 5,000
Common shares issued for cash at $0.0006 per share (Shares)	8,500,000
Loss for the period			(1,844)	(1,844)
Ending Balance at Apr. 30, 2010	8,500	(3,500)	(1,844)	3,156
Ending Balance (Shares) at Apr. 30, 2010	8,500,000
Common shares issued for cash at $0.0006 per share	8,500	(3,500)		5,000
Common shares issued for cash at $0.0006 per share (Shares)	8,500,000
Common shares issued for cash at $0.005 per share	12,219	45,281		57,500
Common shares issued for cash at $0.005 per share (Shares)	12,218,750
Loss for the period			(24,374)	(24,374)
Ending Balance at Apr. 30, 2011	29,219	38,281	(26,218)	41,282
Ending Balance (Shares) at Apr. 30, 2011	29,218,750
Loss for the period			(36,789)	(36,789)
Ending Balance at Apr. 30, 2012	29,219	38,281	(63,007)	4,493
Ending Balance (Shares) at Apr. 30, 2012	29,218,750
Capital Contr. by S/H		9,389		9,389
Loss for the period			(41,727)	(41,727)
Ending Balance at Apr. 30, 2013	29,219	47,670	(104,734)	(27,845)
Beginning Balance (Shares) at Apr. 30, 2013	29,218,750
Common shares issued for cash at $1.00 per share	550	549,450		550,000
Common shares issued for cash at $1.00 per share (Shares)	550,000
Stock options issued to CEO		562,489		562,489
Loss for the period			(806,737)	(806,737)
Ending Balance at Apr. 30, 2014	29,769	1,159,609	(911,471)	277,907
Ending Balance (Shares) at Apr. 30, 2014	29,768,750
Loss for the period			(199,280)	(199,280)
Ending Balance at Oct. 31, 2014	$ 29,769	$ 1,159,609	$ (1,110,751)	$ 78,627
Ending Balance (Shares) at Oct. 31, 2014	29,768,750